Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions, None in scaling factor is -9223372036854775296	Mar. 31, 2015	Mar. 31, 2014
Trade accounts and notes receivable, allowance for doubtful accounts	¥ 40,849	¥ 18,780
Common stock, no par value
Common stock, authorized	10,000,000,000	10,000,000,000
Common stock, issued	3,417,997,492	3,447,997,492
Treasury stock, shares	271,183,861	278,231,473